Income taxes (Details) - USD ($)	12 Months Ended
	May 31, 2022	May 31, 2021
Income Tax Disclosure [Abstract]
Applicable tax rate	16.50%
Enterprise income tax rate	25.00%
Net operating loss carryforward	$ 40,000	$ 12,000
Net operating loss, description	The NOL will expire approximately $12,000 in 2026 and approximately $28,000 in 2027.
Valuation allowance for deferred tax assets, description	Management provided a 100% valuation allowance for the deferred tax assets as of May 31, 2022 and May 31, 2021.